LONG-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended
	Oct. 19, 2017	Nov. 30, 2017	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 08, 2018	Jan. 31, 2016
Schedule of Investments [Line Items]
Less: Impairment			¥ (2,750)		$ (426)	¥ (2,750)
Total long-term investments			670		104	883
Impairment of long-term investment			0	¥ 820
Anpac Beijing
Schedule of Investments [Line Items]
Equity method investments			670		104	789
Paid-in shareholding ratio	18.00%
Moxu
Schedule of Investments [Line Items]
Equity method investments						94
Ownership percentage, equity method investment							20.00%
Jiangsu Anpac
Schedule of Investments [Line Items]
Equity securities without readily determinable fair values			¥ 2,750		$ 426	¥ 2,750
Ownership percentage, cost method investment								10.00%
Additional equity interest acquired, cost method investment		5.00%
Impairment of long-term investment				¥ 820